Lease - Supplemental Cash Flow Information Relating to Operating Lease (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Cash payments for operating leases	$ 807
Right-of-use asset obtained in exchange for operating lease liabilities	$ 135